RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (30,447,522)	$ (38,413,564)
Add back losses not recognized under the equity method	23,128,112	28,772,360
Impairment loss in investments in operating limited partnerships	(2,314,771)	(2,545,068)
Less share of loss - three months ended	(514,213)	(655,610)
Other	10,148,394	12,841,882
Investments in operating limited partnerships - as reported	0	0
Series Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,659,111)	(6,647,910)
Add back losses not recognized under the equity method	3,765,371	4,753,015
Impairment loss in investments in operating limited partnerships	(151,618)	(151,618)
Less share of loss - three months ended	0	0
Other	2,045,358	2,046,513
Investments in operating limited partnerships - as reported	0	0
Series Ten [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,680,320)	(5,453,975)
Add back losses not recognized under the equity method	2,653,102	3,593,274
Impairment loss in investments in operating limited partnerships	(252,659)	(457,341)
Less share of loss - three months ended	0	0
Other	1,279,877	2,318,042
Investments in operating limited partnerships - as reported	0	0
Series Eleven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(6,956,487)	(7,323,615)
Add back losses not recognized under the equity method	5,203,502	4,915,654
Impairment loss in investments in operating limited partnerships	(282,491)	(282,491)
Less share of loss - three months ended	0	0
Other	2,035,476	2,690,452
Investments in operating limited partnerships - as reported	0	0
Series Twelve [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,005,354)	(8,290,033)
Add back losses not recognized under the equity method	3,720,151	6,302,487
Impairment loss in investments in operating limited partnerships	(62,060)	(102,414)
Less share of loss - three months ended	(130,802)	(158,916)
Other	1,478,065	2,248,876
Investments in operating limited partnerships - as reported	0	0
Series Fourteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(9,146,250)	(10,698,031)
Add back losses not recognized under the equity method	7,785,986	9,207,930
Impairment loss in investments in operating limited partnerships	(1,565,943)	(1,551,204)
Less share of loss - three months ended	(383,411)	(496,694)
Other	3,309,618	3,537,999
Investments in operating limited partnerships - as reported	$ 0	$ 0